LOSS PER COMMON SHARE - Reconciliation of fully dilutive securities effect for period with net income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (1,334)	$ (1,523)	$ (3,656)	$ (1,982)	$ (4,820)	$ (5,654)
Weighted average common shares outstanding - basic and diluted	8,698,626	7,512,969	8,659,931	7,452,705	7,900,693	6,019,900
Net loss per share - basic and diluted	$ (0.15)	$ (0.20)	$ (0.42)	$ (0.27)	$ (0.61)	$ (0.94)